RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Schedule of Restricted Cash
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Operations	$177	$284
Credit obligations	297	157
Capital expenditures and development projects	5	22
Total	479	463
Less: non-current	(178)	(177)
Current	$301	$286